Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	¥ 73,063		¥ 67,173
Other deposits and advances received	28,591		25,443
Payable to merchants and third party marketing affiliates	20,392		15,763
Accrued bonus and staff costs, including sales commission	15,459		16,860
Payables and accruals for purchases of property and equipment	11,685		7,613
Other taxes payable	6,801		5,479
Amounts due to related companies	5,194		4,875
Contingent and deferred consideration in relation to investments and acquisitions	4,847		4,680
Operating lease liabilities (Note 7)	2,579		¥ 2,766
Operating lease liabilities, Statement of Financial Position			us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent
Accrued professional services and administrative expenses	1,655		¥ 2,176
Accrued donations	1,474		1,806
Accrual for interest expense	1,012		869
Others	5,585		6,033
Current accrued expenses, accounts payable and other liabilities	178,337	$ 26,267	161,536
Non-current:
Operating lease liabilities (Note 7)	19,432		¥ 19,091
Operating lease liabilities, Statement of Financial Position			us-gaap:OtherLiabilitiesNoncurrent
Contingent and deferred consideration in relation to investments and acquisitions	1,200		¥ 4,850
Others	1,375		1,322
Other liabilities	¥ 22,007	$ 3,241	¥ 25,263